Commitments and Contingencies (Details) - USD ($)	May 31, 2020	Feb. 28, 2018	Oct. 31, 2017
Commitments and Contingencies (Details) [Line Items]
Penalties and interest		$ 295,911	$ 652,255
November 2017 through September 2018 [Member]
Commitments and Contingencies (Details) [Line Items]
Penalties and interest	$ 2,721,370